Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions and balances
Schedule of balances with related parties

	2025
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Enérgya VM Gestión de la Energía, S.L.	1,763	—	—	2,577
Other related parties	—	—	—	—
Total	1,763	—	—	2,577

	2024
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Enérgya VM Gestión de la Energía, S.L.	1,558	—	—	2,658
Other related parties	—	—	—	6
Total	1,558	—	—	2,664

Schedule of transactions with related parties and other related parties

	2025
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Enérgya VM Gestión de la Energía, S.L.	55,994	—
Other related parties	—	9
Total	55,994	9

	2024
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Enérgya VM Gestión de la Energía, S.L.	56,238	—
Other related parties	—	202
Total	56,238	202

	2023
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Villar Mir Energía, S.L.U.	(18)	1
Enérgya VM Gestión de la Energía, S.L.	35,980	1,137
Other related parties	—	55
Total	35,962	1,193